Borrowings and Lines of Credit	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Borrowings and Lines of Credit
BORROWINGS AND LINES OF CREDIT

(dollars in millions)	2016	2015
Short-term borrowings:
Commercial paper	$522	$727
Other borrowings	79	199
Total short-term borrowings	$601	$926

At December 31, 2016, we had revolving credit agreements with various banks permitting aggregate borrowings of up to $4.35 billion pursuant to a $2.20 billion revolving credit agreement and a $2.15 billion multicurrency revolving credit agreement, both of which expire in August 2021. As of December 31, 2016, there were no borrowings under either of these revolving credit agreements. The undrawn portions of these revolving credit agreements are also available to serve as backup facilities for the issuance of commercial paper. As of December 31, 2016, our maximum commercial paper borrowing limit was $4.35 billion. Commercial paper borrowings at December 31, 2016 reflect approximately €500 million ($522 million) of Euro-denominated commercial paper. We use our commercial paper borrowings for general corporate purposes, including the funding of potential acquisitions and repurchases of our common stock. The need for commercial paper borrowings arises when the use of domestic cash for acquisitions, dividends, and share repurchases exceeds the sum of domestic cash generation and foreign cash repatriated to the U.S.
At December 31, 2016, approximately $1.5 billion was available under short-term lines of credit with local banks at our various domestic and international subsidiaries. The weighted-average interest rates applicable to short-term borrowings and total debt were as follows:

	2016	2015
Average interest expense rate - average outstanding borrowings during the year:
Short-term borrowings	1.3%	0.6%
Total debt	4.1%	4.1%

Average interest expense rate - outstanding borrowings as of December 31:
Short-term borrowings	0.6%	0.8%
Total debt	3.7%	4.4%

Long-term debt consisted of the following as of December 31:

(dollars in millions)	2016	2015
5.375% notes due 2017 [1]	—	1,000
1.800% notes due 2017 [1]	1,500	1,500
EURIBOR plus 0.80% floating rate notes due 2018 (€750 million principal value) [2]	783	—
1.778% junior subordinated notes due 2018	1,100	1,100
6.800% notes due 2018	99	99
LIBOR plus 0.350% floating rate notes due 2019 [3]	350	—
1.500% notes due 2019 [1]	650	—
6.125% notes due 2019 [1]	—	1,250
8.875% notes due 2019	271	271
4.500% notes due 2020 [1]	1,250	1,250
4.875% notes due 2020	171	171
1.950% notes due 2021 [1]	750	—
1.125% notes due 2021 (€950 million principal value) [4]	992	—
8.750% notes due 2021	250	250
3.100% notes due 2022 [1]	2,300	2,300
1.250% notes due 2023 (€750 million principal value) [4]	783	817
1.875% notes due 2026 (€500 million principal value) [4]	522	—
2.650% notes due 2026 [1]	1,150	—
7.100% notes due 2027	141	141
6.700% notes due 2028	400	400
7.500% notes due 2029 [1]	550	550
5.400% notes due 2035 [1]	600	600
6.050% notes due 2036 [1]	600	600
6.800% notes due 2036	134	134
7.000% notes due 2038	159	159
6.125% notes due 2038 [1]	1,000	1,000
5.700% notes due 2040 [1]	1,000	1,000
4.500% notes due 2042 [1]	3,500	3,500
4.150% notes due 2045 [1]	850	850
3.750% notes due 2046 [1]	1,100	—
Project financing obligations	155	191
Other (including capitalized leases)	189	306
Total principal long-term debt	23,299	19,439
Other (fair market value adjustments, discounts and debt issuance costs)	1	60
Total long-term debt	23,300	19,499
Less: current portion	1,603	179
Long-term debt, net of current portion	$21,697	$19,320

1
We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.

2
The three-month EURIBOR rate as of December 30, 2016 was approximately -0.319%. The notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.

3	The three-month LIBOR rate as of December 30, 2016 was approximately 0.998%.

4
We may redeem these notes, in whole or in part, at our option at any time. If redeemed earlier than three months prior to the stated maturity date, the redemption price in Euro shall equal the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on an annual basis at a rate based upon a comparable German federal government bond whose maturity is closest to the maturity of the notes plus 15-30 basis points. In addition, the notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.

On December 1, 2016, we redeemed all outstanding 5.375% notes due in 2017, representing $1.0 billion in aggregate principal, and all outstanding 6.125% notes due in 2019, representing $1.25 billion in aggregate principal, under our redemption notice issued on November 1, 2016. A combined net extinguishment loss of approximately $164 million was recognized within Interest expense, net in the accompanying Consolidated Statement of Operations.
On November 1, 2016, we issued $650 million aggregate principal amount of 1.500% notes due 2019, $750 million aggregate principal amount of 1.950% notes due 2021, $1,150 million aggregate principal amount of 2.650% notes due 2026, $1,100 million aggregate principal amount of 3.750% notes due 2046 and $350 million aggregate principal amount of floating rate notes due 2019. We used the net proceeds received from these issuances to fund the redemption price of the 5.375% notes due 2017 and the 6.125% notes due 2019, to fund the repayment of commercial paper, and for other general corporate purposes.
On February 22, 2016, we issued €950 million aggregate principal amount of 1.125% notes due 2021, €500 million aggregate principal amount of 1.875% notes due 2026 and €750 million aggregate principal amount of floating rate notes due 2018. The net proceeds from these debt issuances were used for general corporate purposes.
On May 4, 2015, we completed the previously announced optional remarketing of the 1.550% junior subordinated notes, which were originally issued as part of our equity units on June 18, 2012. As a result of the remarketing, these notes were redesignated as our 1.778% junior subordinated notes due May 4, 2018. The 1.778% junior subordinated notes are effectively subordinated to existing or future preferred stock and indebtedness, guarantees and other liabilities, and are not redeemable prior to maturity. On August 3, 2015, we received approximately $1.1 billion from the proceeds of the remarketing, and issued approximately 11.3 million shares of Common Stock to settle the purchase obligation of the holders of the equity units under the purchase contract entered into at the time of the original issuance of the equity units.
On May 1, 2015, we repaid all 4.875% notes due in 2015, representing $1.2 billion in aggregate principal. On June 1, 2015, we repaid all floating rate notes due in 2015, representing $500 million in aggregate principal. On May 4, 2015, we issued $850 million aggregate principal amount of 4.150% notes due May 15, 2045. On May 22, 2015 we issued €750 million aggregate principal amount of 1.250% notes due May 22, 2023. The net proceeds from these debt issuances were used primarily to repay the 4.875% notes and floating rate notes that matured during the quarter ended June 30, 2015.
The project financing obligations included in the table above are associated with the sale of rights to unbilled revenues related to the ongoing activity of an entity owned by UTC Climate, Controls & Security. The percentage of total short-term borrowings and long-term debt at variable interest rates was 7% and 5% at December 31, 2016 and 2015, respectively. Interest rates on our commercial paper borrowings are considered variable due to their short-term duration and high-frequency of turnover.
The average maturity of our long-term debt at December 31, 2016 is approximately ten years. The schedule of principal payments required on long-term debt for the next five years and thereafter is:

(dollars in millions)
2017	$1,603
2018	2,012
2019	1,299
2020	1,460
2021	2,034
Thereafter	14,891
Total	$23,299

On April 29, 2016, we renewed our universal shelf registration statement filed with the Securities and Exchange Commission (SEC) for an indeterminate amount of equity and debt securities for future issuance, subject to our internal limitations on the amount of equity and debt to be issued under this shelf registration statement.